Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of revenues
VAT and surcharges (as a percent)	6.70%
Sales and Marketing Expenses
Advertising and promotional expenses	$ 200,600	$ 92,200	$ 81,200
Operating leases
Allocated rental expenses from SINA	41,136	25,703	24,678
Long-term investments
Impairment charge	4,747	31,586	6,608
Impairment charge to AFS securities	$ 0	4,800	0
Stock options
Stock-based compensation
Vesting period	4 years
Service-Based Restricted share Units
Stock-based compensation
Vesting period	4 years
Rental expense
Operating leases
Allocated rental expenses from SINA	$ 4,500	3,900	3,500
Minimum
Operating leases
Lease period	6 months
Maximum
Operating leases
Lease period	5 years 6 months
Advertising and marketing revenues
Cost of revenues
Cultural business construction fees (as a percent)	3.00%
Taxes on advertising and marketing revenues	$ 90,600	$ 49,900	$ 35,300
Advertising and marketing revenues | Maximum
Revenue recognition
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats	3 months
Value-added services revenues
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits	1 month
Data licensing arrangement term	1 year